Operating Lease Agreements (Schedule Of Future Minimum Rental Payments For Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
2016	$ 122,373
2017	111,334
2018	97,351
2019	84,333
2020	74,475
Thereafter	351,891
Total minimum payment	841,757
Restaurants [Member]
Property, Plant and Equipment [Line Items]
2016	116,233
2017	106,277
2018	95,030
2019	82,770
2020	73,057
Thereafter	349,179
Total minimum payment	822,546
Others [Member]
Property, Plant and Equipment [Line Items]
2016	6,140
2017	5,057
2018	2,321
2019	1,563
2020	1,418
Thereafter	2,712
Total minimum payment	$ 19,211